Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Assets [Abstract]
Schedule of Intangible Assets	Digital Assets and are not included in the intangible assets balances below. Intangible assets as of June 30, 2026 and December 31, 2025 are composed of the following:
	June 30,	December 31,
	2026	2025
Customer relationships	$-	$1,764
Broadcasting rights/sports titles/stadium lease	-	3,143
Brand	-	11,327
Player contracts	-	6,057
Other	-	-
Subtotal	-	22,291
Less: accumulated amortization	-	(1,529)
Net	-	20,762
Goodwill	-	11,837
Impairment of intangibles	-	(18,697)
Total	$-	$13,902